Trade and Other Receivables - Schedule of Change in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Balance at beginning of year	$ 23
Balance at end of year	23	$ 23
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	23	21
Bad debt expense	34	45
Write-offs	(39)	(48)
Acquisitions	0	3
Disposals of businesses	0	(1)
Translation and other, net	5	3
Balance at end of year	$ 23	$ 23